General and Administrative Expenses	6 Months Ended
Jun. 30, 2025
General and Administrative Expenses [Asbtract]
General and administrative expenses
6.	General and administrative expenses

During the three months ended June 30, 2025, the Group incurred €3.3 million (2024: €3.2 million) of general and administration expenses. These expenses are mainly composed of €1.7 million (2024: €1.7 million) in personnel costs, €0.8 million (2024: €0.7 million) in legal, consulting and audit fees, €0.8 million (2024: €0.8 million) in other general and administrative expenses.

During the six months ended June 30, 2025, the Group incurred €8.3 million (2024: €6.8 million) of general and administration expenses. These expenses are mainly composed of €4.3 million (2024: €3.7 million) in personnel costs, €2.4 million (2024: €1.3 million) in legal, consulting and audit fees, €1.6 million (2024: €1.8 million) in other general and administrative expenses.